CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Preferred Stock E [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2				$ 3,536	$ 41,525,872	$ (39,488,150)	$ (157,452)	$ 1,883,808
Beginning balance, shares at Dec. 31, 2020	1,705				3,535,339
Net loss							(6,008,901)
Series C preferred stock converted to common stock		$ (2)			$ 364	(362)
Series C preferred stock converted to common stock, shares		(2,000)			363,636
Ending balance, value at Dec. 31, 2021	$ 1	$ 2			$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Ending balance, shares at Dec. 31, 2021	851	2,500			4,111,047
Net loss							(2,644,616)		(2,644,616)
Stock options compensation						250,577			250,577
Common stock issued					1,524	6,093,476			6,095,000
Stock issuance cost						(576,650)			(576,650)
Stock issued for services					$ 7	39,993			40,000
Stock issued for services , shares					7,198
Common stock issued, shares					1,523,750
Series C preferred stock converted to common stock		$ (2)			$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)			454,546
Ending balance, value at Mar. 31, 2022	$ 1				$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Ending balance, shares at Mar. 31, 2022	851				6,096,541
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2			$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Beginning balance, shares at Dec. 31, 2021	851	2,500			4,111,047
Net loss							(6,864,783)		(6,864,783)
Stock options compensation						819,191			819,191
Common stock issued					2,425	8,798,579			8,801,004
Stock issued for services					$ 43	157,457			157,500
Stock issued for services , shares					43,959
Common stock issued, shares					2,425,752
Series C preferred stock converted to common stock		$ (2)			$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)			454,546
Ending balance, value at Dec. 31, 2022			$ 1		$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Ending balance, shares at Dec. 31, 2022			1,299		7,156,876
Beginning balance, value at Mar. 31, 2022	$ 1				$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Beginning balance, shares at Mar. 31, 2022	851				6,096,541
Net loss							(1,342,672)		(1,342,672)
Stock options compensation						188,232			188,232
Stock issued for services					$ 10	39,990			40,000
Stock issued for services , shares					10,668
Ending balance, value at Jun. 30, 2022	$ 1				$ 6,107	52,467,039	(49,484,339)	(157,452)	2,831,356
Ending balance, shares at Jun. 30, 2022	851				6,107,209
Beginning balance, value at Dec. 31, 2022			$ 1		$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299		7,156,876
Net loss							(2,143,683)		(2,143,683)
Series E preferred stock issued				$ 4		3,999,996			4,000,000
Series E preferred stock issued, shares				4,000
Stock options compensation						75,128			75,128
Stock issuance cost						(299,145)			(299,145)
Stock issued for services					$ 12	32,488			32,500
Stock issued for services , shares					12,463
Ending balance, value at Mar. 31, 2023			$ 1	$ 4	$ 7,168	60,371,067	(54,505,517)	(157,452)	5,715,271
Ending balance, shares at Mar. 31, 2023			1,299	4,000	7,169,339
Beginning balance, value at Dec. 31, 2022			$ 1		$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299		7,156,876
Ending balance, value at Jun. 30, 2023			$ 1	$ 4	$ 7,240	61,029,659	(57,494,917)	(157,452)	3,384,535
Ending balance, shares at Jun. 30, 2023			1,299	4,000	7,240,545
Beginning balance, value at Mar. 31, 2023			$ 1	$ 4	$ 7,168	60,371,067	(54,505,517)	(157,452)	5,715,271
Beginning balance, shares at Mar. 31, 2023			1,299	4,000	7,169,339
Net loss							(2,989,400)		(2,989,400)
Stock issued under the Employee Stock Purchase Plan for cash and compensation					$ 66	183,199			183,265
Stock issued under the Employee Stock Purchase Plan for cash and compensation, shares					65,561
Stock options compensation						161,399			161,399
Stock issuance cost						281,500			281,500
Stock issued for services					$ 6	32,494			32,500
Stock issued for services , shares					5,645
Ending balance, value at Jun. 30, 2023			$ 1	$ 4	$ 7,240	$ 61,029,659	$ (57,494,917)	$ (157,452)	$ 3,384,535
Ending balance, shares at Jun. 30, 2023			1,299	4,000	7,240,545